Loans and Allowance for Credit Losses - Summary of Carrying Balances of TDRs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated	$ 928
Financing Receivable, Modifications, Number of Contracts | PureItem	0	0
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 0	$ 0
Financing Receivable, Modified in Period, Amount	$ 0	$ 0
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Number of Contracts | PureItem	0	0
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 0	$ 0
Financing Receivable, Modified in Period, Amount	$ 0	$ 0
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Number of Contracts | PureItem	0	0
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 0	$ 0
Financing Receivable, Modified in Period, Amount	$ 0	$ 0
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Number of Contracts | PureItem	0	0
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 0	$ 0
Financing Receivable, Modified in Period, Amount	$ 0	$ 0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Number of Contracts | PureItem	0	0
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 0	$ 0
Financing Receivable, Modified in Period, Amount	$ 0	$ 0
Commercial, Industrial and Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Number of Contracts | PureItem	0	0
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 0	$ 0
Financing Receivable, Modified in Period, Amount	$ 0	$ 0
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Number of Contracts | PureItem	0	0
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 0	$ 0
Financing Receivable, Modified in Period, Amount	0	$ 0
Performing Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated	778
Nonperforming Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated	$ 150